DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 1,594	$ 1,641
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	1,990	5,400
Fair Value of derivatives assets acquired upon the merger with the Former Golden Ocean				$ (200)
Fair Value of derivatives liabilities acquired upon the merger with the Former Golden Ocean				$ 1,500
Derivative, Loss on Derivative	3,363	(2,429)	$ 0
Bunker derivatives [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	92	0
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	0	3,338
Currency Swap [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	213	183
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	1,502	1,641
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	1,777	1,879
Loss On Derivatives [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	675	6,939	0
Loss On Derivatives [Member] | Forward Freight Agreements [Member] | Forward Freight Agreements [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	(42)	606	0
Loss On Derivatives [Member] | Bunker derivatives [Member] | Bunker derivatives [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	1,518	1,853	0
Loss On Derivatives [Member] | Bunker derivatives [Member] | Bunker derivatives [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	(2,676)	1,776	0
Loss On Derivatives [Member] | Currency Swap [Member] | Currency Swap [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	30	183	0
Loss On Derivatives [Member] | Interest Rate Swap [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	1,807	2,127	0
Loss On Derivatives [Member] | Interest Rate Swap [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	$ 38	$ 394	$ 0